Stock-Based Compensation (Detail Textuals 2) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 25, 2018	Feb. 28, 2018	Jan. 18, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense				$ 170,106	$ 154,508	$ 514,683	$ 484,720	$ 674,961	$ 608,676
Total amount of unrecognized compensation cost				$ 478,442		$ 478,442		$ 748,616
Recognized weighted average period						11 months 26 days		1 year 5 months 5 days
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted						0		2,500,000
Fair market value of shares granted			$ 475,000
Vesting percentage			50.00%
Restricted stock awards | K2C, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted		900,000
Stock compensation expenses								$ 216,000
Restricted stock awards | Dr. Brian S. Murphy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted			900,000
Restricted stock awards | Elizabeth Berecz, CFO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted	700,000		700,000
Stock compensation expenses							$ 184,800	$ 184,800
Restricted stock awards | Cosmas N. Lykos
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted common stock granted			900,000